Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

(19) Subsequent Events

The Company assessed all events from June 30, 2024, up through October 30, 2024, which is the date that these consolidated financial statements are available to be issued, unless as disclosed else where in the consolidated financial statements, there are not any material subsequent events that require disclosure in these consolidated financial statements.